Intangible Assets (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Intangible assets gross	$ 1,910,072	$ 101,520
Less accumulated amortization	(477,518)
Carrying value	1,432,554
Customer contracts [Member]
Intangible assets gross	183,107
License [Member]
Intangible assets gross	1,726,965
Software costs [Member]
Intangible assets gross		$ 101,520